May 2, 2000


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


RE:	Smith Barney Small Cap Blend Fund, Inc.
	File Nos. 333-25499 and 811-05928

Dear Sirs:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus of the above Fund and the Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 5 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This Amendment was filed electronically on April 27, 2000 and became effective April 28, 2000.

Any comments on this filing should be directed to the undersigned at (212) 816-6393. Please return an electronic transmittal as evidence of your receipt of this filing.


Very truly yours,


/s/ Gordon Swartz
Gordon Swartz
Assistant Secretary